Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Comprehensive Income Loss Note [Abstract]
Schedule of accumulated other comprehensive income (loss)
	Unrealized Gains and Losses on Available for Sales Securities	Unrealized Losses on Securities Transferred to Held to Maturity	Total
Beginning balance	$(4)	$(208)	$(212)
Other comprehensive (loss) income before reclassifications	(57)	208	151
Amounts reclassified from AOCI	(24)	-	(24)
Ending balance	$(85)	$-	$(85)

	For the year ended December 31, 2015

	Unrealized Gains and Losses on Available for Sales Securities	Unrealized Losses on Securities Transferred to Held to Maturity	Total
Beginning balance	$129	$(355)	$(226)
Other comprehensive (loss) income before reclassifications	(63)	147	84
Amounts reclassified from AOCI	(70)	-	(70)
Ending balance	$(4)	$(208)	$(212)

Schedule of amounts reclassified out of each component
	For the year ended December 31,

Details about AOCI	2016	2015	Affected Line Item in the Statement of Income

Available for sale securities	$24	$64	Realized gain on sale of securities
Held to maturity securities	12	42	Realized gain on sale of securities
	(12)	(36)	Provision for Income Taxes
	$24	$70	Net Income